United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/17

Date of Reporting Period: Six months ended 03/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2017
Share Class	Ticker
Institutional	FGFIX
Service	FGFSX

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2017, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	83.6%
Non-Agency Mortgage-Backed Securities	6.7%
Asset-Backed Securities	5.6%
U.S. Government Agency Adjustable Rate Mortgages	0.1%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	14.7%
Other Assets and Liabilities—Net[5]	(10.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—83.3%
		Federal Home Loan Mortgage Corporation—33.8%
$1,718,072		3.000%, 11/1/2045	$1,705,723
35,197,045	[1]	3.500%, 4/1/2042 - 4/1/2047	36,080,431
4,942,972		4.000%, 7/1/2019 - 12/1/2041	5,212,734
4,763,507		4.500%, 11/1/2018 - 9/1/2040	5,112,326
3,167,153		5.000%, 7/1/2019 - 10/1/2039	3,449,285
2,217,193		5.500%, 10/1/2021 - 10/1/2039	2,464,483
1,209,593		6.000%, 7/1/2021 - 7/1/2037	1,368,430
195,933		7.500%, 1/1/2027 - 2/1/2031	229,351
		TOTAL	55,622,763
		Federal National Mortgage Association—48.0%
43,573,142		3.000%, 10/1/2046	43,276,085
10,081,648		3.500%, 8/1/2020 - 12/1/2046	10,342,649
12,452,598	[1]	4.000%, 1/1/2025 - 4/1/2047	13,148,827
5,745,384		4.500%, 5/1/2018 - 2/1/2042	6,176,623
1,734,781		5.000%, 12/1/2017 - 7/1/2040	1,886,462
1,924,595		5.500%, 8/1/2019 - 4/1/2036	2,143,966
1,455,588		6.000%, 2/1/2026 - 10/1/2037	1,653,141
218,762		6.500%, 7/1/2029 - 8/1/2034	251,860
25,092		7.000%, 4/1/2029 - 2/1/2030	29,198
5,960		8.000%, 12/1/2026	7,008
		TOTAL	78,915,819
		Government National Mortgage Association—1.5%
701,633		4.500%, 10/15/2039	757,274
1,090,413		5.000%, 1/15/2023 - 9/20/2039	1,188,135
381,001		5.500%, 11/20/2034 - 5/15/2038	429,552
38,969		7.000%, 10/15/2028 - 11/15/2031	45,319
121,034		8.000%, 10/15/2030 - 11/15/2030	145,914
		TOTAL	2,566,194
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $135,449,556)	137,104,776
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.0%
		Federal Home Loan Mortgage Corporation—0.0%
8,646		REMIC 2497 NE, 5.000%, 9/15/2017	8,716
		Federal National Mortgage Association—0.3%
68,550		REMIC 1999-13 PH, 6.000%, 4/25/2029	75,834
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Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$16,643		REMIC 321 2, 6.500%, 4/25/2032	$4,104
483,410		REMIC 356 23, 6.500%, 12/25/2034	104,268
570,205		REMIC 356 24, 6.500%, 9/25/2035	122,772
475,951		REMIC 368 27, 6.500%, 11/25/2035	98,021
		TOTAL	404,999
		Non-Agency Mortgage-Backed Securities—6.7%
170,665		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	134,121
2,593,248	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,499,198
1,528,598	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	1,407,048
1,349,994	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,356,757
999,957	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,005,677
13,855	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	11,505
203,002		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	201,121
1,579,647		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	1,549,777
523,584	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	534,537
1,913,781	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,925,144
380,978		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	401,237
		TOTAL	11,026,122
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,907,888)	11,439,837
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.0%
18,206		2.965%, 7/1/2035	19,084
		Federal National Mortgage Association ARM—0.1%
95,297		2.909%, 7/1/2034	99,328
55,509		3.175%, 2/1/2036	59,082
		TOTAL	158,410
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $168,689)	177,494
		ASSET-BACKED SECURITIES—5.6%
		Auto Receivables—1.4%
2,350,000	[2,3]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 2.012%, 9/15/2021	2,351,383
		Equipment Lease—1.3%
1,800,000	[2,3]	Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	1,793,317
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Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$350,000	[2,3]	Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	$351,678
		TOTAL	2,144,995
		Other—2.1%
2,800,000	[2,3]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.912%, 6/15/2028	2,814,125
570,230	[2,3]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	569,080
		TOTAL	3,383,205
		Student Loan—0.8%
1,279,700	[2,3]	SMB Private Education Loan Trust 2016-B, Class A1, 1.562%, 11/15/2023	1,280,781
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,149,665)	9,160,364
		INVESTMENT COMPANY—14.7%
24,231,000	[5]	Federated Government Obligations Fund, Premier Shares, 0.63%[6] (AT COST)	24,231,000
		TOTAL INVESTMENTS—110.7% (IDENTIFIED COST $180,906,798)[7]	182,113,471
		OTHER ASSETS AND LIABILITIES - NET—(10.7)%[8]	(17,590,519)
		TOTAL NET ASSETS—100%	$164,522,952
At March 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9]United States Treasury Long Bond Short Futures	14	$2,111,813	June 2017	$(7,360)
[9]United States Treasury Notes 10-Year Short Futures	18	$2,242,125	June 2017	$(6,228)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(13,588)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $17,900,230, which represented 10.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2017, these liquid restricted securities amounted to $17,888,725, which represented 10.9% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
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5	Affiliated Holding.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2017.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$137,104,776	$—	$137,104,776
Collateralized Mortgage Obligations	—	11,428,332	11,505	11,439,837
Adjustable Rate Mortgages	—	177,494	—	177,494
Asset-Backed Securities	—	9,160,364	—	9,160,364
Investment Companies	24,231,000	—	—	24,231,000
TOTAL SECURITIES	$24,231,000	$157,870,966	$11,505	$182,113,471
Other Financial Instruments*
Assets	$—	$—	$—	$—
Liabilities	(13,588)	—	—	(13,588)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(13,588)	$—	$—	$(13,588)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM—	Adjustable Rate Mortgage
REMIC—	Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.82	$9.71	$9.65	$9.60	$10.03
Income From Investment Operations:
Net investment income	0.10	0.28	0.27	0.28	0.24[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.25)	0.11	0.06	0.05	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	(0.15)	0.39	0.33	0.33	(0.16)
Less Distributions:
Distributions from net investment income	(0.12)	(0.28)	(0.27)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.55	$9.82	$9.71	$9.65	$9.60
Total Return[2]	(1.56)%	4.04%	3.46%	3.45%	(1.58)%
Ratios to Average Net Assets:
Net expenses	0.50%[3]	0.49%	0.49%	0.48%	0.40%
Net investment income	2.05%[3]	2.52%	2.71%	2.76%	2.47%
Expense waiver/reimbursement[4]	0.18%[3]	0.18%	0.16%	0.16%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$151,356	$150,636	$132,127	$150,646	$175,969
Portfolio turnover	165%	248%	71%	40%	164%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	19%	57%	62%	8%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.81	$9.71	$9.65	$9.60	$10.03
Income From Investment Operations:
Net investment income	0.08	0.25	0.24	0.25	0.21[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.24)	0.10	0.06	0.05	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.35	0.30	0.30	(0.19)
Less Distributions:
Distributions from net investment income	(0.10)	(0.25)	(0.24)	(0.25)	(0.24)
Net Asset Value, End of Period	$9.55	$9.81	$9.71	$9.65	$9.60
Total Return[2]	(1.61)%	3.62%	3.15%	3.15%	(1.87)%
Ratios to Average Net Assets:
Net expenses	0.80%[3]	0.79%	0.79%	0.78%	0.70%
Net investment income	1.74%[3]	2.25%	2.38%	2.45%	2.17%
Expense waiver/reimbursement[4]	0.38%[3]	0.38%	0.34%	0.34%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,167	$15,236	$17,893	$34,579	$40,329
Portfolio turnover	165%	248%	71%	40%	164%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	19%	57%	62%	8%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
March 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $24,231,000 of investment in an affiliated holding (identified cost $180,906,798)		$182,113,471
Restricted cash (Note 2)		87,700
Income receivable		424,664
Receivable for shares sold		48,768
TOTAL ASSETS		182,674,603
Liabilities:
Payable for investments purchased	$17,856,045
Payable for shares redeemed	154,207
Bank overdraft	2,275
Payable for daily variation margin on futures contracts	8,290
Income distribution payable	101,681
Payable to adviser (Note 5)	982
Payable for administrative fee (Note 5)	354
Payable for distribution services fee (Note 5)	564
Payable for other service fees (Notes 2 and 5)	2,753
Accrued expenses (Note 5)	24,500
TOTAL LIABILITIES		18,151,651
Net assets for 17,220,907 shares outstanding		$164,522,952
Net Assets Consist of:
Paid-in capital		$168,838,710
Net unrealized appreciation of investments and futures contracts		1,193,085
Accumulated net realized loss on investments and futures contracts		(5,202,968)
Distributions in excess of net investment income		(305,875)
TOTAL NET ASSETS		$164,522,952
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($151,355,779 ÷ 15,842,014 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.55
Service Shares:
Net asset value per share ($13,167,173 ÷ 1,378,893 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.55
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended March 31, 2017 (unaudited)
Investment Income:
Interest			$2,080,966
Dividends received from affiliated holdings (Note 5)			67,591
TOTAL INCOME			2,148,557
Expenses:
Investment adviser fee (Note 5)		$337,159
Administrative fee (Note 5)		66,041
Custodian fees		10,951
Transfer agent fee		37,027
Directors'/Trustees' fees (Note 5)		2,010
Auditing fees		15,831
Legal fees		4,699
Portfolio accounting fees		57,239
Distribution services fee (Note 5)		17,330
Other service fees (Notes 2 and 5)		17,185
Share registration costs		19,354
Printing and postage		10,138
Taxes		50
Miscellaneous (Note 5)		12,469
TOTAL EXPENSES		607,483
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(149,866)
Waiver of other operating expenses (Note 5)	(13,719)
TOTAL WAIVERS AND REIMBURSEMENT		(163,585)
Net expenses			443,898
Net investment income			1,704,659
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,138,963)
Net realized gain on futures contracts			255,198
Net change in unrealized appreciation of investments			(3,414,226)
Net change in unrealized depreciation of futures contracts			(148)
Net realized and unrealized loss on investments and futures contracts			(4,298,139)
Change in net assets resulting from operations			$(2,593,480)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2017	Year Ended 9/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,704,659	$3,934,443
Net realized gain (loss) on investments and futures contracts	(883,765)	1,111,973
Net change in unrealized appreciation/depreciation of investments and futures contracts	(3,414,374)	1,195,358
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,593,480)	6,241,774
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,878,449)	(4,019,515)
Service Shares	(147,112)	(400,794)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,025,561)	(4,420,309)
Share Transactions:
Proceeds from sale of shares	31,934,695	54,655,277
Net asset value of shares issued to shareholders in payment of distributions declared	1,385,839	2,794,819
Cost of shares redeemed	(30,050,852)	(43,419,073)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,269,682	14,031,023
Change in net assets	(1,349,359)	15,852,488
Net Assets:
Beginning of period	165,872,311	150,019,823
End of period (including undistributed (distributions in excess of) net investment income of $(305,875) and $15,027, respectively)	$164,522,952	$165,872,311
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2017 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $163,585 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$17,185
For the six months ended March 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Maryland and the Commonwealth of Pennsylvania.
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Other Taxes
As an open-end management investment company incorporated in the state of Maryland and domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$11,998	$11,505
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of cash, which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $878,815 and $6,723,330, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2017, the Fund had no outstanding written option contracts.
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The average notional amount of purchased put options held by the Fund throughout the period was $1,783. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815	Payable for daily variation margin on futures contracts	$(13,558)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts	Total
Interest rate contracts	$255,198	$5,890	$261,088

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(148)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. CAPITAL stock
The following tables summarize share activity:
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,253,235	$31,310,426	5,451,962	$52,812,489
Shares issued to shareholders in payment of distributions declared	132,978	1,275,329	259,119	2,518,429
Shares redeemed	(2,888,393)	(27,637,662)	(3,967,431)	(38,511,166)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	497,820	$4,948,093	1,743,650	$16,819,752

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	65,123	$624,269	189,786	$1,842,788
Shares issued to shareholders in payment of distributions declared	11,522	110,510	28,474	276,390
Shares redeemed	(250,560)	(2,413,190)	(508,201)	(4,907,907)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(173,915)	$(1,678,411)	(289,941)	$(2,788,729)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	323,905	$3,269,682	1,453,709	$14,031,023
4. FEDERAL TAX INFORMATION
At March 31, 2017, the cost of investments for federal tax purposes was $180,906,798. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $1,206,673. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,737,562 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,530,889.
At September 31, 2016, the Fund had a capital loss carryforward of $4,514,263 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2018	$4,514,263	NA	$4,514,263
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2016, for federal income tax purposes, post October losses of $200,562 were deferred to October 1, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the Adviser voluntarily waived $140,325 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur
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distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$17,330	$13,719
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2017, FSC retained $3,611 of fees paid by the Fund.
Other Service Fees
For the six months ended March 31, 2017, FSSC received $210 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2017, the Adviser reimbursed $9,541. Transactions involving the affiliated holding during the six months ended March 31, 2017, were as follows:
	Balance of Shares Held 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2017	Value	Dividend Income
Federated Government Obligations Fund, Premier Shares	—	116,872,260	(92,641,260)	24,231,000	$24,231,000	$67,591
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2017, were as follows:
Purchases	$2,350,000
Sales	$22,855,433
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2017, the Fund had no outstanding loans. During the six months ended March 31, 2017, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of March 31, 2017, there were no outstanding loans. During the six months ended March 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$984.40	$2.47
Service Shares	$1,000	$983.90	$3.96
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.40	$2.52
Service Shares	$1,000	$1,020.90	$4.03
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.50%
Service Shares	0.80%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Mortgage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
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but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information
Semi-Annual Shareholder Report
29

should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
32

Notes
33

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
G02367-01 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2017
Share Class	Ticker
A	FULAX
Institutional	FULIX
Service	FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2016 through March 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2017, the Fund's portfolio composition1 was follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	46.5%
Corporate Debt Securities	34.1%
Collateralized Mortgage Obligations	4.3%
Floating Rate Loans	2.5%
Municipal Bond	0.6%
Mortgage-Backed Securities[3]	0.3%
Trade Finance Agreements	0.2%
Commercial Mortgage-Backed Securities	2.1%
Foreign Government Securities[4]	0.0%
Other Security Type[5]	5.1%
Cash Equivalents[6]	4.2%
Other Assets and Liabilities—Net[7]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Types consist of commercial paper, common stocks and an exchange-traded fund.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$ 346,518		FNMA ARM 544848, 2.515%, 4/01/2030	$352,940
1,201,679		FNMA ARM 544872, 2.618%, 7/01/2034	1,247,964
295,330		FNMA ARM 556379, 2.014%, 5/01/2040	299,026
1,302,083		FNMA ARM 618128, 1.853% 8/01/2033	1,320,918
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,187,386)	3,220,848
		ASSET-BACKED SECURITIES—46.5%
		Auto Receivables—15.3%
60,449	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	60,435
7,945,849	[1,2]	ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	7,944,626
2,438,562		Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	2,438,442
10,000,000		Ally Master Owner Trust 2014-5, Class A1, 1.402%, 10/15/2019	10,011,072
5,091,644		AmeriCredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	5,092,344
7,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,059,626
2,560,000		AmeriCredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,590,715
4,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	4,097,291
15,000,000		BMW Vehicle Lease Trust 2015-2, Class A3, 1.40%, 9/20/2018	15,007,528
7,000,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	6,989,496
6,800,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	6,761,969
1,157,778	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	1,157,296
5,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	4,961,707
2,400,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	2,333,073
448,993	[1,2]	California Republic Auto Receivables Trust 2015-4, Class A2, 1.60%, 9/17/2018	449,094
3,400,000		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.54%, 8/20/2020	3,395,944
2,274,114	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 1.254%, 3/7/2026	2,267,883
4,350,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 1.634%, 3/7/2026	4,339,787
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 2.034%, 3/7/2026	1,735,749
2,660,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 2.384%, 3/7/2026	2,655,520
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$12,581,883	[1,2]	Chesapeake Funding LLC 2015-1A, Class A, 1.334%, 2/7/2027	$12,584,158
3,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class B, 1.784%, 2/7/2027	2,980,599
2,530,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class C, 2.284%, 2/7/2027	2,535,539
3,600,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class D, 2.584%, 2/7/2027	3,607,938
5,565,406	[1,2]	Drive Auto Receivables Trust 2015-D, Class B, 2.59%, 12/16/2019	5,577,870
804,196	[1,2]	Drive Auto Receivables Trust 2016-AA, Class A3, 2.11%, 5/15/2019	804,223
6,000,000	[1,2]	Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	6,081,699
4,000,000	[1,2]	Drive Auto Receivables Trust 2016-CA, Class A3, 1.67%, 11/15/2019	4,001,955
8,430,000	[1,2]	Drive Auto Receivables Trust 2016-CA, Class C, 3.02%, 11/15/2021	8,542,359
10,000,000	[1,2]	Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	10,074,129
2,650,000	[1,2]	Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	2,651,180
2,887,675	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	2,886,130
9,207,849	[1,2]	Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	9,211,255
2,500,000	[1,2]	Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	2,495,519
4,443,244		GM Financial Automobile Leasing Trust 2015-3, Class A2A, 1.17%, 6/20/2018	4,440,687
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.38%, 5/20/2020	3,745,850
6,750,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	6,754,631
17,384,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	17,344,317
8,200,000	[1,2]	GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.97%, 1/18/2022	8,232,775
3,100,000	[1,2]	General Motors 2016-1, Class C, 2.85%, 5/17/2021	3,109,346
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,958,529
3,306,473	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 1.258%, 4/10/2028	3,306,828
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	7,949,462
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	9,997,214
3,250,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	3,236,852
17,500,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.86%, 5/17/2021	17,359,927
17,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	16,985,030
9,140,000		Mercedes-Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/2021	9,147,576
5,800,000		Mercedes-Benz Auto Lease Trust 2016-B, Class A4, 1.52%, 6/15/2022	5,773,547
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$6,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.612%, 5/17/2021	$6,038,636
4,740,945	[1,2]	Motor PLC 2015-1A, Class A1, 1.582%, 6/25/2022	4,745,809
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	15,068,996
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A, 1.92%, 10/15/2019	15,006,622
5,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 2.612%, 4/15/2021	5,062,780
6,300,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 2.012%, 9/15/2021	6,303,707
8,572,034		Nissan Auto Lease Trust 2014-B, Class A4, 1.29%, 3/16/2020	8,564,749
3,500,000		Nissan Auto Lease Trust 2016-B, Class A4, 1.61%, 1/18/2022	3,488,213
10,000,000	[1,2]	Porsche Innovative Lease Owner Trust 2015-1, Class A4, 1.43%, 5/21/2021	9,999,025
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,810,331
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,040,797
2,267,239		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	2,277,398
1,120,717		Santander Drive Auto Receivables Trust 2014-4, Class B, 1.82%, 5/15/2019	1,121,175
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,058,349
9,693,123		Santander Drive Auto Receivables Trust 2015-5, Class A3, 1.58%, 9/16/2019	9,697,088
11,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	11,104,994
8,000,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	7,996,050
3,000,000	[1,2]	Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	2,973,863
7,500,000	[1,2]	Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,493,426
4,980,168		Smart Trust 2013-2US, Class A4B, 1.431%, 2/14/2019	4,975,225
10,500,000		World Omni Automobile Lease Securitization Trust 2014-A, Class B, 1.65%, 4/15/2020	10,499,523
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	5,935,192
		TOTAL	442,988,669
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—17.1%
$14,500,000		American Express Credit Account Master 2013-1, Class B, 1.612%, 2/16/2021	$14,571,751
25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 1.712%, 5/15/2020	25,081,917
9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 1.362%, 5/15/2020	9,097,345
8,200,000		American Express Credit Account Master Trust 2017-2, Class A, 1.362%, 9/16/2024	8,255,376
18,834,000		American Express Issuance Trust II 2013-1, Class C, 1.612%, 2/15/2019	18,852,381
3,111,000		American Express Issuance Trust II 2013-2, Class B, 1.612%, 8/15/2019	3,127,897
13,250,000		Bank of America Credit Card 2016-A1, Class A, 1.302%, 10/15/2021	13,311,503
19,650,000		Bank of America Credit Card Trust 2014-A1, Class A, 1.292%, 6/15/2021	19,736,290
12,225,000		Bank of America Credit Card Trust 2015-A1, Class A, 1.242%, 6/15/2020	12,249,817
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,510,793
7,825,000		Barclays Dryrock Issuance Trust 2014-4, Class A, 1.302%, 9/15/2020	7,825,712
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A4, 1.272%, 6/15/2022	17,350,923
7,700,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.642%, 1/18/2022	7,743,937
15,000,000		Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 1.422%, 9/16/2024	15,039,094
6,000,000	[1,2]	Cards II Trust, Class A, 1.432%, 7/15/2020	6,004,788
15,600,000	[1,2]	Cards II Trust, Class A, 1.612%, 7/15/2021	15,674,354
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 1.282%, 4/15/2021	15,068,485
20,000,000		Chase Issuance Trust 2016-A6, Class A6, 1.10%, 1/15/2020	19,967,102
15,000,000		Chase Issuance Trust 2017-A1, Class A, 1.212%, 1/18/2022	15,041,485
10,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	10,200,410
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 1.264%, 5/26/2020	15,533,255
10,000,000		Citibank Credit Card Issuance Trust 2016-A3, Class A3, 1.324%, 12/7/2023	10,068,805
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 1.362%, 4/15/2021	13,568,392
11,829,000		Discover Card Execution Note Trust 2014-A1, Class A1, 1.342%, 7/15/2021	11,894,479
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$9,000,000		Discover Card Execution Note Trust 2016-A1, Class A1, 1.64%, 7/15/2021	$9,000,849
6,250,000		Discover Card Execution Note Trust 2017-A1, Class A1, 1.402%, 7/15/2024	6,282,232
14,575,000	[1,2]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.632%, 4/15/2020	14,641,620
16,000,000	[1,2]	Evergreen Credit Card Trust Series 2016-3, Class A, 1.412%, 11/16/2020	16,064,954
10,000,000		First National Master Note Trust 2015-1, Class A, 1.682%, 9/15/2020	10,021,917
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 1.362%, 3/15/2021	20,555,716
10,000,000	[1,2]	Golden Credit Card Trust 2015-1A, Class A, 1.352%, 2/15/2020	10,012,244
4,250,000	[1,2]	Golden Credit Card Trust 2016-1A, Class A, 1.304%, 1/15/2020	4,258,959
5,000,000	[1,2]	Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	4,963,736
15,000,000	[1,2]	Golden Credit Card Trust 2017-1A, Class A, 1.171%, 2/15/2021	15,002,708
10,000,000		MBNA Credit Card Master Note Trust 2004-A3, Class A3, 1.172%, 8/16/2021	10,023,326
3,250,000	[1,2]	Master Credit Card Trust 2017-1A, Class B, 2.56%, 7/21/2021	3,246,599
8,750,000	[1,2]	Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	8,739,954
19,200,000	[1,2]	Master Credit Card Trust II 2016-1A, Class A, 1.726%, 9/23/2019	19,275,962
7,000,000	[1,2]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	7,029,937
20,000,000	[1,2]	Trillium Credit Card Trust II 2016-1A, Class A, 1.702%, 5/26/2021	20,097,806
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.712%, 6/17/2019	8,006,732
		TOTAL	497,001,542
		Equipment Lease—3.2%
5,548,000	[1,2]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	5,311,104
15,000,000	[1,2]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	15,077,968
2,750,000	[1,2]	Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	2,739,791
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,088,971
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,367,461
4,100,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,119,656
6,316,000	[1,2]	Great America Leasing Receivables 2017-1, Class B, 2.59%, 1/20/2023	6,303,530
2,850,000	[1,2]	Great America Leasing Receivables 2017-1, Class C, 2.89%, 1/22/2024	2,844,750
6,125,000	[1,2]	Great America Leasing Receivables 2016-1 A, Class A3, 1.73%, 6/20/2019	6,124,397
13,000,000		John Deere Owner Trust 2017-A, Class A2, 1.50%, 10/15/2019	12,995,906
8,328	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	8,327
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,892,887
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,249,347
6,450,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,468,753
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$962,086	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class A2, 1.44%, 10/15/2018	$961,880
9,000,000	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	8,973,872
4,250,000	[1,2]	Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.40%, 1/18/2022	4,246,666
5,000,000	[1,2]	Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.60%, 4/15/2024	4,996,441
		TOTAL	93,771,707
		Home Equity Loan—0.2%
2,796,956		Carrington Mortgage Loan Trust, Class A3, 1.162%, 2/25/2036	2,805,255
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 1.722%, 8/25/2034	27,003
112,065		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 2.002%, 11/25/2034	106,869
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	18,755
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 1.642%, 2/25/2035	157,647
204,224	[1,2]	Quest Trust 2004—X1, Class A, 1.642%, 3/25/2034	206,104
987,767		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	987,795
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	4,309,428
		Manufactured Housing—0.0%
22,200		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	22,122
		Non-Agency Mortgage—0.2%
6,000,000	[1,2]	Holmes Master Issuer PLC 2016-1A, Class A1, 1.512%, 4/15/2017	6,000,894
		Other—10.3%
1,780,256	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.838%, 2/25/2043	1,788,502
6,043,496	[1,3]	Carlyle Global Market Strategies, Class A, 2.922%, 10/15/2021	2,900,878
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.834%, 1/7/2025	3,002,607
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 2.234%, 1/7/2025	4,001,273
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 2.634%, 1/7/2025	2,502,833
5,256,723		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.662%, 10/25/2035	5,221,026
4,875,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.332%, 9/27/2021	4,881,107
6,750,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class B, 2.732%, 9/27/2021	6,747,458
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$4,590,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class C, 3.282%, 9/27/2021	$4,611,728
4,500,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class D, 4.282%, 9/27/2021	4,547,354
3,978,909		New Hampshire Higher Education Loan Co., 2011-1, Class A2, 1.888%, 10/25/2025	3,992,079
4,294,871		New Hampshire Higher Education Loan Co., 2012-1, Class A, 1.482%, 10/25/2028	4,261,972
689,053		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	688,557
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 1.512%, 10/15/2019	12,982,724
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 1.762%, 10/15/2019	2,996,434
8,325,000	[1,2]	PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	8,269,170
10,000,000	[1,2]	PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	9,859,846
5,650,000	[1,2]	PFS Financing Corp. 2016-A, Class A, 2.112%, 2/18/2020	5,675,894
9,000,000	[1,2]	PFS Financing Corp. 2016-A, Class B, 2.662%, 2/18/2020	8,992,662
14,307,018	[1,2]	SLM Private Education Loan Trust 2012-B, Class A2, 3.48%, 10/15/2030	14,490,303
10,816,452	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 4.162%, 5/16/2044	11,259,973
3,672,776		SLM Student Loan Trust 2011-1, Class A1, 1.502%, 3/25/2026	3,686,529
5,597,651		SLM Student Loan Trust 2011-2, Class A1, 1.582%, 11/25/2027	5,619,531
3,639,220	[1,2]	SLM Student Loan Trust 2012-C, Class A2, 3.31%, 10/15/2046	3,692,966
8,204,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.962%, 5/17/2027	8,270,613
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,846,873
1,821,314	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 1.562%, 7/15/2022	1,822,809
12,000,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	12,010,934
10,517,862	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 2.312%, 10/15/2031	10,651,966
11,000,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 2.062%, 1/15/2026	11,132,379
3,215,000	[1,2]	SLMA 2013-B A2B, Class A2B, 2.012%, 6/17/2030	3,251,431
2,620,355	[1,2]	SMB Private Education Loan Trust 2016-A, Class A1, 1.612%, 5/15/2023	2,626,096
1,903,143	[1,2]	SMB Private Education Loan Trust 2016-B, Class A1, 1.562%, 11/15/2023	1,904,752
11,500,000	[1,2]	SMB Private Education Loan Trust 2017-A, Class A1, 1.23%, 6/17/2024	11,515,163
4,512,963	[1,2]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	4,503,860
635,331	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	636,247
4,277,883	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	4,269,536
6,419,264	[1,2]	Sierra Receivables Funding Co., 2013-3A, Class A, 2.20%, 10/20/2030	6,424,690
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$490,992	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 2.356%, 6/25/2025	$501,712
1,877,911	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 2.028%, 8/25/2032	1,905,263
4,654,964	[1,2]	Social Professional Loan Program LLC 2015-A, Class A1, 1.971%, 3/25/2033	4,698,092
4,394,636	[1,2]	Social Professional Loan Program LLC 2016-D, Class A1, 1.932%, 1/25/2039	4,443,503
8,259,212	[1,2]	Social Professional Loan Program LLC 2016-E, Class A1, 1.832%, 7/25/2039	8,298,791
12,000,000	[1,2]	Social Professional Loan Program LLC 2017-A, Class A1, 1.477%, 3/26/2040	12,040,064
4,100,000	[1,2]	Social Professional Loan Program LLC 2017-B, Class A1FX, 1.83%, 5/25/2040	4,104,814
6,820,453	[1,2]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	6,833,989
5,895,075	[1,2]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	5,894,887
4,172,810	[1,2]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.05%, 12/26/2025	4,180,588
14,080,255	[1,2]	Sofi Consumer Loan Program Trust 2017-1, Class A, 3.28%, 1/26/2026	14,132,101
2,291,137	[1,2]	Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	2,287,625
7,336,416		State Board of Regents of the State of Utah 2016-1, Class A, 1.732%, 9/25/2056	7,356,219
		TOTAL	299,218,403
		Rate Reduction Bond—0.2%
4,349,999		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	4,708,751
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,351,460,045)	1,348,021,516
		CORPORATE BONDS—32.6%
		Capital Goods—Diversified Manufacturing - 0.6%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,500,965
10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	9,996,760
4,524,000		Pentair Finance SA, Sr. Unsecd. Note, 1.875%, 9/15/2017	4,526,746
		TOTAL	17,024,471
		Communications - Cable & Satellite—0.3%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	9,519,264
		Communications - Media & Entertainment—1.0%
2,075,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,088,199
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$5,000,000		CBS Corp., 2.30%, 8/15/2019	$5,021,600
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,234,838
1,200,000		Moody's Corp., Sr. Unsecd. Note, 1.414%, 9/4/2018	1,202,333
1,870,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	1,885,285
10,000,000		Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 1.364%, 5/30/2019	10,052,540
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.329%, 1/8/2019	5,018,180
		TOTAL	29,502,975
		Communications - Telecom Wireless—0.3%
7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	7,150,507
		Communications - Telecom Wirelines—0.8%
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,105,728
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.918%, 6/17/2019	7,052,262
3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.871%, 9/14/2018	3,758,708
4,170,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.137%, 3/16/2022	4,210,891
		TOTAL	23,127,589
		Consumer Cyclical - Automotive—4.2%
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	4,007,384
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 1.894%, 8/1/2018	7,806,095
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.374%, 8/1/2017	9,008,856
3,570,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.418%, 3/28/2022	3,613,593
15,000,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 2.009%, 1/9/2020	15,166,395
10,000,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, Series MTN, 2.589%, 1/8/2019	10,183,860
9,090,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.573%, 1/14/2022	9,329,212
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.082%, 1/15/2019	10,256,800
4,000,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.640%, 9/13/2019	4,013,356
10,000,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.905%, 1/13/2022	10,062,350
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	7,005,439
5,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.413%, 1/17/2019	5,017,735
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$7,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.464%, 10/18/2019	$7,032,802
5,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.699%, 1/11/2022	5,066,395
10,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note— Sr. Note, Series 144A, 1.423%, 5/23/2017	10,002,980
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, Series 144A, 1.492%, 11/20/2017	5,003,645
		TOTAL	122,576,897
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,466,663
		Consumer Cyclical - Retailers—0.1%
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,927,004
		Consumer Cyclical - Services—0.5%
9,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.574%, 11/28/2017	8,997,300
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,426,780
		TOTAL	15,424,080
		Consumer Non-Cyclical - Food/Beverage—1.9%
2,340,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,344,263
9,500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 1.724%, 8/1/2018	9,564,078
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,581,324
9,700,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	9,575,636
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	2,528,046
12,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.554%, 2/1/2019	12,063,432
2,700,000		PepsiCo, Inc., Sr. Unsecd. Note, 1.640%, 2/22/2019	2,724,349
4,120,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	4,122,266
		TOTAL	55,503,394
		Consumer Non-Cyclical - Health Care—0.4%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 1.285%, 10/6/2017	10,392,304
		Consumer Non-Cyclical - Pharmaceuticals—1.6%
14,930,000		Abbott Laboratories, Sr. Unsecd. Note, 2.35%, 11/22/2019	14,999,335
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,002,708
16,670,000		Johnson & Johnson, Sr. Unsecd. Note, 1.325%, 3/1/2019	16,768,687
10,000,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 1.90%, 9/23/2019	9,926,190
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	$2,907,836
		TOTAL	46,604,756
		Consumer Non-Cyclical - Products—0.1%
3,390,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	3,377,979
		Consumer Non-Cyclical - Supermarkets—0.3%
2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	2,505,678
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/30/2019	7,306,408
		TOTAL	9,812,086
		Consumer Non-Cyclical - Tobacco—0.3%
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	4,024,996
3,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 8/21/2017	3,344,705
		TOTAL	7,369,701
		Energy - Independent—0.2%
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,664,940
		Energy - Integrated—1.8%
6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.783%, 9/26/2018	6,039,954
2,780,000		BP Capital Markets PLC, Sr. Unsecd. Note, 2.007%, 9/16/2021	2,826,415
10,000,000		Chevron Corp., Unsecd. Note, 1.569%, 11/15/2021	10,051,890
12,000,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.835%, 3/1/2019	12,172,860
8,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 3.044%, 7/18/2018	8,903,125
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,965,408
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 1.329%, 5/15/2018	7,012,425
		TOTAL	50,972,077
		Energy - Oil Field Services—0.2%
5,000,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 1.90%, 12/21/2017	5,009,340
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	1,998,376
		TOTAL	7,007,716
		Energy - Refining—0.2%
5,830,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 2.70%, 12/14/2018	5,882,598
		Financial Institution - Banking—10.5%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 1.640%, 5/22/2018	7,529,707
2,600,000		American Express Credit Corp., 1.456%, 9/22/2017	2,602,821
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,102,985
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$16,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.694%, 2/1/2019	$16,107,024
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 2.063%, 1/15/2019	3,543,348
3,600,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.662%, 8/25/2017	3,606,534
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.221%, 10/21/2022	7,115,304
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.609%, 4/9/2018	10,036,210
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,574,899
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 9/11/2019	7,966,328
5,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.089%, 10/30/2023	5,118,410
4,150,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.50%, 9/5/2017	4,148,377
7,690,000		Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.187%, 1/30/2023	7,731,111
5,000,000		Citigroup, Inc., 1.526%, 8/14/2017	5,004,770
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	5,003,640
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.800%, 1/10/2020	5,018,735
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.032%, 6/7/2019	3,028,770
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.176%, 12/8/2021	5,048,040
10,000,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 1.93%, 9/6/2021	10,082,480
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	6,998,950
5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	5,000,785
5,550,000		Fifth Third Bank, Sr. Unsecd. Note, 1.743%, 9/27/2019	5,553,358
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.139%, 11/15/2018	15,162,450
5,760,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.153%, 4/26/2022	5,810,999
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.201%, 4/23/2020	3,804,203
2,000,000		HSBC USA, Inc., Floating Rate Note, 1.456%, 6/23/2017	2,000,814
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,797,581
6,750,000		Huntington National Bank, Floating Rate Note—Sr. Note, 1.468%, 4/24/2017	6,751,775
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.273%, 10/24/2023	5,119,195
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 1.669%, 1/28/2019	7,901,574
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, 1.65%, 9/23/2019	2,766,286
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.338%, 7/25/2017	$13,010,257
6,500,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.695%, 12/1/2021	6,405,555
6,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.893%, 1/24/2019	6,048,300
10,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 2.318%, 4/25/2018	10,105,310
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 2.177%, 1/27/2020	2,035,376
4,680,000		PNC Bank, National Association, Sr. Unsecd. Note, 1.502%, 12/7/2018	4,695,023
10,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.282%, 10/13/2017	10,008,190
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,683,727
10,000,000		SunTrust Bank, Sr. Unsecd. Note, 1.565%, 1/31/2020	10,044,770
12,000,000		U.S. Bank, N.A., Series BKNT, 1.320%, 9/11/2017	12,006,780
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.519%, 10/28/2019	5,039,335
5,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.269%, 10/31/2023	5,197,614
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	4,991,620
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 1.366%, 9/8/2017	10,010,270
15,000,000		Westpac Banking Corp., Floating Rate Note, 1.779%, 7/30/2018	15,107,490
		TOTAL	304,427,080
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,585,046
		Financial Institution - Insurance - Health—0.4%
6,000,000		Aetna, Inc., Sr. Unsecd. Note, 1.756%, 12/8/2017	6,023,382
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,431,191
		TOTAL	10,454,573
		Financial Institution - Insurance - Life—2.1%
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 1.390%, 4/10/2017	22,001,210
10,000,000	[1,2]	MetLife Global Funding I, Sec. Fac. Bond, Series 144A, 1.582%, 12/19/2018	10,032,220
6,500,000	[1,2]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.203%, 7/6/2018	6,506,610
12,000,000	[1,2]	New York Life Global Funding, Series 144A, 1.411%, 12/15/2017	12,028,836
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.819%, 8/15/2018	11,069,487
		TOTAL	61,638,363
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—0.4%
$4,200,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.249%, 1/11/2019	$4,211,382
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.299%, 8/15/2019	4,009,872
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,999,166
		TOTAL	11,220,420
		Technology—2.8%
3,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 1.285%, 5/3/2018	3,762,787
5,000,000		Apple, Inc., Floating Rate Note—Sr. Note, 1.334%, 5/6/2019	5,026,465
3,000,000		Apple, Inc., Sr. Unsecd. Note, 1.873%, 2/22/2019	3,046,296
4,935,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 1/15/2022	4,925,584
11,000,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.555%, 3/1/2019	11,086,801
9,460,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan— 1st Lien, Series 144A, 3.48%, 6/1/2019	9,703,056
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,389,735
10,000,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.890%, 10/5/2017	10,064,290
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	7,989,952
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,004,964
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,555,846
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,993,412
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 1.602%, 1/15/2019	8,071,360
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,852,129
		TOTAL	80,472,677
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,133,237
		Utility - Electric—0.9%
6,000,000		Duke Energy Corp., Floating Rate Note—Sr. Note, 1.378%, 4/3/2017	6,000,000
4,170,000		Emera US Finance LP, Sr. Unsecd. Note, 2.15%, 6/15/2019	4,170,596
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,154,454
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,759,511
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	4,858,188
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,079,896
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$5,515,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	$5,459,332
	TOTAL	26,481,977
	TOTAL CORPORATE BONDS (IDENTIFIED COST $941,050,389)	945,720,374
	MUNICIPAL BONDS—0.6%
	Municipal Services—0.3%
10,000,000	Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 1.484%, 11/1/2017	9,993,600
	University—0.3%
7,500,000	University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 1.284% TOBs, Mandatory Tender 7/1/2017	7,499,625
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $17,500,000)	17,493,225
	MORTGAGE-BACKED SECURITY—0.0%
	Federal National Mortgage Association—0.0%
472,668	Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $499,699)	546,929
	CERTIFICATES OF DEPOSIT—0.9%
	Financial Institution - Banking—0.9%
10,000,000	Canadian Imperial Bank of Commerce, 1.420%, 8/28/2017	10,011,213
15,000,000	Nordea Bank Finland PLC, 1.070%, 4/28/2017	15,000,000
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $25,000,000)	25,011,213
	COLLATERALIZED MORTGAGE OBLIGATIONS—4.3%
	Federal Home Loan Mortgage Corporation—0.8%
8,357	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.262%, 2/15/2018	8,359
2,681,923	Federal Home Loan Mortgage Corp. REMIC 2819 F, 1.312%, 6/15/2034	2,691,290
705,152	Federal Home Loan Mortgage Corp. REMIC 3071 TF, 1.212%, 4/15/2035	704,726
1,681,887	Federal Home Loan Mortgage Corp. REMIC 3084 XF, 1.432%, 12/15/2035	1,692,650
515,889	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 1.372%, 2/15/2034	517,592
2,007,953	Federal Home Loan Mortgage Corp. REMIC 3153 EF, 1.322%, 5/15/2036	2,010,253
799,196	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 1.292%, 5/15/2036	799,293
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$471,005	Federal Home Loan Mortgage Corp. REMIC 3156 HF, 1.397%, 8/15/2035	$472,839
139,737	Federal Home Loan Mortgage Corp. REMIC 3191 FE, 1.312%, 7/15/2036	139,778
701,041	Federal Home Loan Mortgage Corp. REMIC 3211 FN, 1.212%, 9/15/2036	698,592
786,759	Federal Home Loan Mortgage Corp. REMIC 3317 F, 1.312%, 7/15/2036	786,230
276,178	Federal Home Loan Mortgage Corp. REMIC 3320 FM, 1.312%, 7/15/2036	277,014
414,634	Federal Home Loan Mortgage Corp. REMIC 3339 AF, 1.362%, 7/15/2037	415,102
2,795,643	Federal Home Loan Mortgage Corp. REMIC 3382 FG, 1.512%, 11/15/2037	2,819,384
2,267,386	Federal Home Loan Mortgage Corp. REMIC 3387 PF, 1.332%, 11/15/2037	2,270,760
304,819	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.662%, 7/15/2036	308,672
826,775	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.822%, 7/15/2037	839,636
259,616	Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	259,885
4,773,727	Federal Home Loan Mortgage Corp. REMIC KGRP A, 1.362%, 4/25/2020	4,775,803
	TOTAL	22,487,858
	Federal National Mortgage Association—0.4%
279,602	Federal National Mortgage Association REMIC 2002-77 FA, 1.978%, 12/18/2032	284,638
814,562	Federal National Mortgage Association REMIC 2006-119 CF, 1.282%, 12/25/2036	812,029
675,749	Federal National Mortgage Association REMIC 2006-44 FK, 1.412%, 6/25/2036	677,159
3,023,902	Federal National Mortgage Association REMIC 2006-61 FQ, 1.382%, 7/25/2036	3,026,160
679,701	Federal National Mortgage Association REMIC 2006-79 DF, 1.332%, 8/25/2036	679,168
1,813,376	Federal National Mortgage Association REMIC 2006-81 FB, 1.332%, 9/25/2036	1,811,903
1,518,129	Federal National Mortgage Association REMIC 2006-W1 2AF1, 1.202%, 2/25/2046	1,497,760
1,071,307	Federal National Mortgage Association REMIC 2007-88 FY, 1.442%, 9/25/2037	1,076,140
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$544,547		Federal National Mortgage Association REMIC 2007-97 FE, 1.432%, 7/25/2037	$545,950
320,671		Federal National Mortgage Association REMIC 2008-69 FB, 1.982%, 6/25/2037	329,011
237,492		Federal National Mortgage Association REMIC 2009-42 FG, 1.782%, 5/25/2039	239,368
32,014		Federal National Mortgage Association REMIC 2009-63 FB, 1.482%, 8/25/2039	32,125
767,410		Federal National Mortgage Association REMIC 2009-69 F, 1.832%, 4/25/2037	781,447
		TOTAL	11,792,858
		Government Agency—0.1%
3,347,807	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	3,311,764
1,112,275		NCUA Guaranteed Notes 2011-R1, Class 1A, 1.304%, 1/8/2020	1,114,752
		TOTAL	4,426,516
		Government National Mortgage Association—1.1%
13,362,625		Government National Mortgage Association REMIC 2012-H31 FA, 1.130%, 11/20/2062	13,255,007
8,150,646		Government National Mortgage Association REMIC 2013-H16 FA, 1.32%, 7/20/2063	8,129,991
9,265,366		Government National Mortgage Association REMIC 2013-H17 FA, 1.33%, 7/20/2063	9,245,056
		TOTAL	30,630,054
		Non-Agency Mortgage—1.9%
32,825		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.497%, 2/25/2033	33,160
191,928	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.252%, 2/3/2029	170,357
343,788		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.526%, 11/20/2035	73,515
3,457,664	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,182,430
1,528,598	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	1,407,048
5,030,721	[1,2]	Gosforth Funding PLC 2016-1A, Class A1A, 1.739%, 2/15/2058	5,043,031
270,741		Impac CMB Trust 2004-7, Class 1A2, 1.902%, 11/25/2034	260,858
413,234		Impac CMB Trust 2004-9, Class 1A2, 1.862%, 1/25/2035	344,924
715,170		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 1.612%, 11/15/2031	669,425
223,302		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	221,233
1,401,094		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,362,177
3,142,487		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,953,469
5,506,034		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	5,302,820
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$6,223,809		Sequoia Mortgage Trust 2013-6, Class A1, 2.50%, 5/25/2043	$5,967,070
7,095,540	[1,2]	Sierra Receivables Funding Co., 2016-3A, Class A, 2.43%, 10/20/2033	6,972,587
17,800,000	[1,2]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.591%, 1/21/2070	17,848,434
804,106		Washington Mutual 2006-AR1, Class 2A1B, 1.708%, 1/25/2046	755,305
1,133,817		Washington Mutual 2006-AR15, Class 1A, 1.478%, 11/25/2046	941,543
620,602		Washington Mutual 2006-AR17, Class 1A, 1.434%, 12/25/2046	541,716
139,824		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.164%, 7/25/2034	145,938
		TOTAL	54,197,040
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $125,292,981)	123,534,326
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
1,426,545		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	1,421,497
13,450,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.312%, 11/15/2033	13,571,389
18,352,683	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.593%, 11/15/2045	18,354,241
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.648%, 4/10/2046	14,996,362
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.972%, 6/15/2045	5,011,747
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.993%, 7/15/2046	8,077,541
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,229,214)	61,432,777
		COMMERCIAL PAPER—4.0%
		Consumer Cyclical - Automotive—0.7%
10,000,000	[1,2]	Ford Motor Credit Co., LLC CP4-2	9,943,068
11,000,000		Toyota Motor Credit Corp. CP	10,973,384
		TOTAL	20,916,452
		Consumer Non-Cyclical - Food/Beverage—0.3%
9,000,000	[1,2]	Anheuser-Busch INBEV WWD CP4-2	8,928,461
		Consumer Non-Cyclical - Health Care—0.5%
15,000,000	[1,2]	Becton Dickinson & Co. CP4-2	14,995,988
		Financial Institution - Banking—0.4%
12,000,000		Bayerische Landesbank CP	11,984,557
		Technology—0.5%
12,900,000	[1,2]	Microsoft Corp. CP4-2	12,899,086
		Transportation - Railroads—0.4%
12,000,000	[1,2]	Canadian National Railway Co. CP4-2	11,994,733
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued
		Utility - Electric—0.7%
$20,000,000	[1,2]	Electricite de France SA CP4-2	$19,808,030
		Utility Gas—0.5%
15,000,000	[1,2]	Sempra Global CP4-2	14,909,723
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $116,438,208)	116,437,030
		INVESTMENT COMPANIES—8.7%[4]
7,807,102		Federated Bank Loan Core Fund	79,242,088
114,827,188		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.97%[5]	114,861,636
827,167		Federated Mortgage Core Portfolio	8,106,236
754,285		Federated Project and Trade Finance Core Fund	6,946,964
6,462,466		High Yield Bond Portfolio	41,295,159
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $252,561,958)	250,452,083
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $2,894,219,880)[6]	2,891,870,321
		OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	6,654,219
		TOTAL NET ASSETS—100%	$2,898,524,540
At March 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Notes 2-Year Short Futures	1,000	$216,453,126	June 2017	$(183,530)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $1,184,100,805, which represented 40.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2017, these liquid restricted securities amounted to $1,181,010,815, which represented 40.7% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$3,220,848	$—	$3,220,848
Asset-Backed Securities	—	1,345,101,883	2,919,633	1,348,021,516
Corporate Bonds	—	945,720,374	—	945,720,374
Municipal Bonds	—	17,493,225	—	17,493,225
Mortgage-Backed Securities	—	546,929	—	546,929
Certificates of Deposit	—	25,011,213	—	25,011,213
Collateralized Mortgage Obligations	—	123,534,326	—	123,534,326
Commercial Mortgage-Backed Securities	—	61,432,777	—	61,432,777
Commercial Paper	—	116,437,030	—	116,437,030
Investment Companies[1]	114,861,636	—	—	250,452,083
TOTAL SECURITIES	$114,861,636	$2,638,498,605	$2,919,633	$2,891,870,321
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	$(183,530)	$—	$—	$(183,530)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(183,530)	$—	$—	$(183,530)
Semi-Annual Shareholder Report

1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $135,590,447 are measured at fair value using the net asset value (NAV) per share practical expedient and have not yet been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CP	—Commercial Paper
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SA	—Support Agreement
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.12	$9.09	$9.17	$9.15	$9.23	$9.15
Income From Investment Operations:
Net investment income	0.04	0.06	0.05	0.07	0.09	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.01)	0.03	(0.08)	0.01	(0.08)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.09	(0.03)	0.08	0.01	0.19
Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.05)	(0.06)	(0.09)	(0.11)
Net Asset Value, End of Period	$9.11	$9.12	$9.09	$9.17	$9.15	$9.23
Total Return[1]	0.33%	1.03%	(0.32)%	0.85%	0.10%	2.26%
Ratios to Average Net Assets:
Net expenses	0.92%[2]	0.91%	0.91%	0.90%	0.90%	0.90%
Net investment income	0.88%[2]	0.68%	0.50%	0.56%	0.90%	1.34%
Expense waiver/reimbursement[3]	0.13%[2]	0.18%	0.19%	0.20%	0.34%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$294,023	$270,412	$312,778	$385,690	$568,466	$456,913
Portfolio turnover	16%	30%	21%	25%	26%	31%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.11	$9.09	$9.16	$9.14	$9.23	$9.15
Income From Investment Operations:
Net investment income	0.07	0.11	0.10	0.11	0.14	0.17
Net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency transactions	(0.01)	0.02	(0.07)	0.02	(0.09)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.13	0.03	0.13	0.05	0.25
Less Distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.10)	(0.11)	(0.14)	(0.17)
Net Asset Value, End of Period	$9.11	$9.11	$9.09	$9.16	$9.14	$9.23
Total Return[1]	0.71%	1.48%	0.33%	1.41%	0.54%	2.82%
Ratios to Average Net Assets:
Net expenses	0.37%[2]	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.43%[2]	1.23%	1.05%	1.10%	1.43%	1.90%
Expense waiver/reimbursement[3]	0.13%[2]	0.18%	0.19%	0.20%	0.33%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,561,285	$2,283,604	$2,354,930	$2,497,825	$1,796,713	$1,050,985
Portfolio turnover	16%	30%	21%	25%	26%	31%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2017	Year Ended September 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.11	$9.09	$9.17	$9.15	$9.23	$9.15
Income From Investment Operations:
Net investment income	0.04	0.05	0.05	0.07	0.11	0.13
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.00)	0.04	(0.07)	0.02	(0.09)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.09	(0.02)	0.09	0.02	0.20
Less Distributions:
Distributions from net investment income	(0.04)	(0.07)	(0.06)	(0.07)	(0.10)	(0.12)
Net Asset Value, End of Period	$9.11	$9.11	$9.09	$9.17	$9.15	$9.23
Total Return[1]	0.49%	1.02%	(0.23)%	0.95%	0.20%	2.36%
Ratios to Average Net Assets:
Net expenses	0.82%[2]	0.81%	0.81%	0.80%	0.80%	0.80%
Net investment income	0.97%[2]	0.76%	0.60%	0.65%	0.98%	1.51%
Expense waiver/reimbursement[3]	0.16%[2]	0.22%	0.23%	0.24%	0.36%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,217	$58,362	$146,733	$175,803	$203,390	$93,680
Portfolio turnover	16%	30%	21%	25%	26%	31%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $250,452,083 of investment in affiliated holdings (identified cost $2,894,219,880)		$2,891,870,321
Restricted cash (Note 2)		753,062
Income receivable		5,853,384
Receivable for shares sold		8,509,747
TOTAL ASSETS		2,906,986,514
Liabilities:
Payable for investments purchased	$559,133
Payable for shares redeemed	6,705,974
Bank overdraft	712
Payable for daily variation margin on futures contracts	181,190
Income distribution payable	551,993
Payable to adviser (Note 5)	17,289
Payable for administrative fee (Note 5)	6,249
Payable for distribution services fee (Note 5)	83,188
Payable for other service fees (Notes 2 and 5)	71,397
Accrued expenses (Note 5)	284,849
TOTAL LIABILITIES		8,461,974
Net assets for 318,171,867 shares outstanding		$2,898,524,540
Net Assets Consist of:
Paid-in capital		$2,921,862,784
Net unrealized depreciation of investments and futures contracts		(2,533,089)
Accumulated net realized loss on investments and futures contracts		(20,959,055)
Undistributed net investment income		153,900
TOTAL NET ASSETS		$2,898,524,540
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($294,022,596 ÷ 32,262,907 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.11
Offering price per share (100/98.00 of $9.11)	$9.30
Redemption proceeds per share	$9.11
Institutional Shares:
Net asset value per share ($2,561,285,256 ÷ 281,166,435 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.11
Offering price per share	$9.11
Redemption proceeds per share	$9.11
Service Shares:
Net asset value per share ($43,216,688 ÷ 4,742,525 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.11
Offering price per share	$9.11
Redemption proceeds per share	$9.11
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2017 (unaudited)
Investment Income:
Interest (net of foreign taxes withheld of $1,144)			$22,331,959
Dividends received from affiliated holdings (Note 5)			3,469,648
TOTAL INCOME			25,801,607
Expenses:
Investment adviser fee (Note 5)		$5,026,365
Administrative fee (Note 5)		1,125,229
Custodian fees		44,360
Transfer agent fee (Note 2)		650,928
Directors'/Trustees' fees (Note 5)		11,645
Auditing fees		16,370
Legal fees		4,699
Portfolio accounting fees		107,343
Distribution services fee (Note 5)		483,807
Other service fees (Notes 2 and 5)		408,941
Share registration costs		48,797
Printing and postage		25,775
Miscellaneous (Note 5)		21,434
TOTAL EXPENSES		7,975,693
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,832,135)
Waiver of other operating expenses (Note 5)	(8,119)
TOTAL WAIVERS AND REIMBURSEMENT		(1,840,254)
Net expenses			6,135,439
Net investment income			19,666,168
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $59,165 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			150,071
Net realized gain on futures contracts			609,284
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(996,468)
Net change in unrealized appreciation of futures contracts			(183,530)
Net realized and unrealized loss on investments, futures contracts, and foreign currency transactions			(420,643)
Change in net assets resulting from operations			$19,245,525
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2017	Year Ended 9/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,666,168	$31,301,575
Net realized gain on investments, futures contracts and foreign currency transactions	759,355	1,606,726
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(1,179,998)	5,367,328
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,245,525	38,275,629
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,235,080)	(2,040,345)
Institutional Shares	(18,166,441)	(28,860,939)
Service Shares	(241,864)	(748,132)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,643,385)	(31,649,416)
Share Transactions:
Proceeds from sale of shares	1,261,924,935	2,014,845,708
Net asset value of shares issued to shareholders in payment of distributions declared	16,944,916	27,606,453
Cost of shares redeemed	(992,325,921)	(2,251,140,676)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	286,543,930	(208,688,515)
Change in net assets	286,146,070	(202,062,302)
Net Assets:
Beginning of period	2,612,378,470	2,814,440,772
End of period (including undistributed net investment income of $153,900 and $131,117, respectively)	$2,898,524,540	$2,612,378,470
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2017 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and
Semi-Annual Shareholder Report

Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers and reimbursement of $1,840,254 is disclosed in various locations in Note 5. For the six months ended March 31, 2017, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$63,706
Institutional Shares	575,882
Service Shares	11,340
TOTAL	$650,928
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$350,908
Service Shares	58,033
TOTAL	$408,941
For the six months ended March 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $154,765,184. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2017, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.922%, 10/15/2021	5/22/2014	$6,043,496	$2,900,878
C-BASS ABS LLC Series 1999-3, Class B1, 6.252%, 2/3/2029	7/9/1999	$157,111	$170,357
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,886	$18,755
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815	Payable for daily variation margin on futures contracts	$(183,530)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$609,284

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(183,530)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize share activity:
	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	13,874,092	$126,372,000	24,213,306	$219,694,254
Shares issued to shareholders in payment of distributions declared	132,285	1,204,926	217,274	1,973,959
Shares redeemed	(11,407,535)	(103,906,286)	(29,168,124)	(264,799,088)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,598,842	$23,670,640	(4,737,544)	$(43,130,875)

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	124,219,647	$1,130,955,128	193,866,846	$1,760,158,342
Shares issued to shareholders in payment of distributions declared	1,705,378	15,527,607	2,744,994	24,937,024
Shares redeemed	(95,377,712)	(868,490,940)	(205,114,420)	(1,862,504,451)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	30,547,313	$277,991,795	(8,502,580)	$(77,409,085)
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2017		Year Ended 9/30/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	504,926	$4,597,807	3,851,083	$34,993,112
Shares issued to shareholders in payment of distributions declared	23,322	212,383	76,616	695,470
Shares redeemed	(2,188,645)	(19,928,695)	(13,666,701)	(123,837,137)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,660,397)	$(15,118,505)	(9,739,002)	$(88,148,555)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	31,485,758	$286,543,930	(22,979,126)	$(208,688,515)
4. FEDERAL TAX INFORMATION
At March 31, 2017, the cost of investments for federal tax purposes was $2,894,219,880. The net unrealized depreciation of investments for federal tax purposes was $2,349,559. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,309,990 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,659,549.
At September 30, 2016, the Fund had a capital loss carryforward of $21,672,322 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$7,883,607	$9,636,389	$17,519,996
2017	$3,321,296	NA	$3,321,296
2018	$831,030	NA	$831,030
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the Adviser voluntarily waived $1,750,175 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Share and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$421,377	$—
Service Shares	62,430	(8,119)
TOTAL	$483,807	$(8,119)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2017, FSC retained $337,599 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fees
For the six months ended March 31, 2017, FSSC received $3,441 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 0.36% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2017, the Adviser reimbursed $81,960. Transactions involving the affiliated holdings during the six months ended March 31, 2017, were as follows:
	Balance of Shares Held 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2017	Value	Dividend Income
Federated Bank Loan Core Fund	4,718,165	3,108,870	—	7,827,035	$79,242,088	$1,441,156
Federated Mortgage Core Portfolio	816,366	12,577	—	828,943	$8,106,236	$106,304
Federated Institutional Prime Value Obligations Fund, Institutional Shares	97,078,768	920,929,166	(915,141,164)	102,866,770	$114,861,636	$533,040
Federated Project and Trade Finance Core Fund	739,464	17,519	—	756,983	$6,946,964	$137,583
High Yield Bond Portfolio	6,265,144	229,731	—	6,494,875	$41,295,159	$1,251,565
TOTAL AFFILIATED TRANSACTIONS	109,617,907	924,297,863	(915,141,164)	118,774,606	$250,452,083	$3,469,648
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2017, were as follows:
Purchases	$631,400,706
Sales	$398,836,825
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
Semi-Annual Shareholder Report

requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2017, the Fund had no outstanding loans. During the six months ended March 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2017, there were no outstanding loans. During the six months ended March 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,003.30	$4.59
Institutional Shares	$1,000	$1,007.10	$1.85
Service Shares	$1,000	$1,004.90	$4.10
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.63
Institutional Shares	$1,000	$1,023.10	$1.87
Service Shares	$1,000	$1,020.80	$4.13
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Institutional Shares	0.37%
Service Shares	0.82%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Ultrashort Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In this regard, the Board approved, a reduction of 5 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology
Semi-Annual Shareholder Report

relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
28411 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2017